Investment Portfolioas of September 30, 2024 (Unaudited)
DWS Small Mid Cap Value VIP
	Shares	Value ($)

Common Stocks 99.8%
Communication Services 3.4%
Diversified Telecommunication Services 1.2%
Liberty Latin America Ltd. "A"*	99,316	951,447
Media 2.2%
Gray Television, Inc.	71,130	381,257
Interpublic Group of Companies, Inc.	46,563	1,472,788
		1,854,045
Consumer Discretionary 12.3%
Automobile Components 1.3%
Lear Corp.	9,816	1,071,416
Broadline Retail 0.6%
Nordstrom, Inc.	21,477	483,018
Distributors 1.2%
A-Mark Precious Metals, Inc.	23,708	1,046,945
Hotels, Restaurants & Leisure 2.0%
Wynn Resorts Ltd.	17,416	1,669,846
Household Durables 5.1%
Century Communities, Inc.	4,910	505,632
Green Brick Partners, Inc.*	4,975	415,512
Mohawk Industries, Inc.*	3,523	566,076
PulteGroup, Inc.	16,064	2,305,666
Worthington Enterprises, Inc.	12,305	510,042
		4,302,928
Specialty Retail 2.1%
1-800-Flowers.com, Inc. "A"* (a)	44,853	355,684
Foot Locker, Inc.	10,718	276,953
Gap, Inc.	37,913	835,982
National Vision Holdings, Inc.*	23,030	251,257
		1,719,876
Consumer Staples 3.3%
Consumer Staples Distribution & Retail 0.6%
Performance Food Group Co.*	6,533	511,991
Food Products 2.1%
B&G Foods, Inc.	72,241	641,500
Cal-Maine Foods, Inc.	14,699	1,100,073
		1,741,573

Household Products 0.6%
Central Garden & Pet Co.*	7,995	291,578
Central Garden & Pet Co. "A"*	6,577	206,518
		498,096
Energy 5.1%
Energy Equipment & Services 1.4%
Helmerich & Payne, Inc.	9,786	297,690
Patterson-UTI Energy, Inc.	53,865	412,067
Solaris Energy Infrastructure, Inc.	33,636	429,196
		1,138,953
Oil, Gas & Consumable Fuels 3.7%
HF Sinclair Corp.	12,253	546,116
Kinetik Holdings, Inc.	12,422	562,220
Permian Resources Corp.	64,193	873,667
Range Resources Corp.	35,424	1,089,642
		3,071,645
Financials 22.8%
Banks 9.8%
Associated Banc-Corp.	50,702	1,092,121
BankUnited, Inc.	15,271	556,475
Columbia Banking System, Inc.	13,657	356,584
First BanCorp.	73,164	1,548,882
First Financial Bancorp.	18,280	461,204
First Financial Corp.	10,968	480,947
Hancock Whitney Corp.	23,244	1,189,396
Hilltop Holdings, Inc.	15,601	501,728
UMB Financial Corp.	14,217	1,494,349
Wintrust Financial Corp.	4,343	471,346
		8,153,032
Capital Markets 5.4%
Affiliated Managers Group, Inc.	4,625	822,325
BGC Group, Inc. "A"	35,346	324,476
Donnelley Financial Solutions, Inc.*	11,976	788,380
Evercore, Inc. "A"	3,114	788,901
Invesco Ltd.	23,343	409,903
Robinhood Markets, Inc. "A"*	57,583	1,348,594
		4,482,579
Consumer Finance 0.7%
Credit Acceptance Corp.*	1,410	625,222
Financial Services 1.5%
Affirm Holdings, Inc.*	9,981	407,424
NCR Atleos Corp.*	10,211	291,320
Voya Financial, Inc.	7,509	594,863
		1,293,607
Insurance 4.4%
Assurant, Inc.	9,089	1,807,439
Everest Group Ltd.	3,840	1,504,627
Globe Life, Inc.	3,361	355,964
		3,668,030
Mortgage Real Estate Investment Trusts (REITs) 1.0%
Rithm Capital Corp.	74,134	841,421

Health Care 8.2%
Biotechnology 2.6%
Exact Sciences Corp.*	3,665	249,660
Exelixis, Inc.*	9,057	235,029
Ionis Pharmaceuticals, Inc.*	6,091	244,005
REVOLUTION Medicines, Inc.*	23,957	1,086,450
United Therapeutics Corp.*	931	333,624
		2,148,768
Health Care Providers & Services 2.1%
NeoGenomics, Inc.*	35,373	521,752
Owens & Minor, Inc.*	80,210	1,258,495
		1,780,247
Health Care Technology 1.0%
Definitive Healthcare Corp.*	189,371	846,488
Pharmaceuticals 2.5%
Jazz Pharmaceuticals PLC*	7,773	865,990
Ligand Pharmaceuticals, Inc.*	12,271	1,228,204
		2,094,194
Industrials 16.8%
Aerospace & Defense 2.2%
Huntington Ingalls Industries, Inc.	6,831	1,805,980
Building Products 4.6%
Carlisle Companies, Inc.	3,623	1,629,444
JELD-WEN Holding, Inc.*	29,031	458,980
Owens Corning	10,059	1,775,615
		3,864,039
Construction & Engineering 3.0%
API Group Corp.*	40,291	1,330,409
MasTec, Inc.*	6,769	833,264
Tutor Perini Corp.*	12,145	329,858
		2,493,531
Electrical Equipment 2.2%
Acuity Brands, Inc.	943	259,693
EnerSys	15,947	1,627,391
		1,887,084
Ground Transportation 0.9%
Saia, Inc.*	1,814	793,190
Machinery 0.8%
Hillenbrand, Inc.	23,384	650,075
Professional Services 1.7%
Amentum Holdings, Inc.*	6,217	200,498
Jacobs Solutions, Inc.	6,217	813,805
TrueBlue, Inc.*	51,679	407,748
		1,422,051
Trading Companies & Distributors 1.4%
DNOW, Inc.*	88,894	1,149,399

Information Technology 8.7%
Communications Equipment 0.6%
Ciena Corp.*	7,945	489,333
Electronic Equipment, Instruments & Components 3.2%
Avnet, Inc.	22,117	1,201,174
Itron, Inc.*	9,376	1,001,451
TD SYNNEX Corp.	3,829	459,786
		2,662,411
Semiconductors & Semiconductor Equipment 3.3%
Astera Labs, Inc.*	5,490	287,621
Cirrus Logic, Inc.*	11,969	1,486,669
Cohu, Inc.*	13,437	345,331
Photronics, Inc.*	26,946	667,183
		2,786,804
Software 1.6%
Adeia, Inc.	33,819	402,784
Riot Platforms, Inc.* (a)	36,990	274,466
Verint Systems, Inc.*	26,229	664,381
		1,341,631
Materials 6.3%
Chemicals 1.5%
Avient Corp.	7,871	396,069
Chemours Co.	40,059	813,999
		1,210,068
Containers & Packaging 2.0%
Avery Dennison Corp.	1,875	413,925
Graphic Packaging Holding Co.	33,885	1,002,657
Sealed Air Corp.	7,887	286,298
		1,702,880
Metals & Mining 2.8%
Cleveland-Cliffs, Inc.*	22,180	283,238
Commercial Metals Co.	6,602	362,846
Reliance, Inc.	3,302	954,971
Steel Dynamics, Inc.	3,071	387,192
Worthington Steel, Inc.	11,178	380,164
		2,368,411
Real Estate 9.2%
Diversified REITs 2.2%
Alpine Income Property Trust, Inc.	16,495	300,209
Global Net Lease, Inc.	184,599	1,554,324
		1,854,533
Health Care REITs 0.4%
Omega Healthcare Investors, Inc.	8,191	333,374
Industrial REITs 2.3%
LXP Industrial Trust	55,263	555,393
STAG Industrial, Inc.	34,180	1,336,096
		1,891,489

Retail REITs 1.9%
Kite Realty Group Trust	36,998	982,667
SITE Centers Corp.	9,648	583,704
		1,566,371
Specialized REITs 2.4%
Gaming and Leisure Properties, Inc.	32,113	1,652,214
Safehold, Inc.	14,037	368,190
		2,020,404
Utilities 3.7%
Electric Utilities 2.6%
IDACORP, Inc.	15,434	1,591,091
Otter Tail Corp.	8,068	630,595
		2,221,686
Gas Utilities 0.6%
UGI Corp.	20,014	500,750
Independent Power & Renewable Electricity Producers 0.5%
Sunnova Energy International, Inc.* (a)	40,146	391,022
Total Common Stocks (Cost $66,326,322)		83,401,883

Other Investments 0.0%
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
GCI Liberty, Inc. (Escrow Shares)* (b) (Cost $0)	3,095	0

Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (c) (d) (Cost $300,771)	300,771	300,771

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.93% (c) (Cost $317,186)	317,186	317,186

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $66,944,279)	100.5	84,019,840
Other Assets and Liabilities, Net	(0.5)	(425,261)
Net Assets	100.0	83,594,579
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (c) (d)
855,150	—	554,379 (e)	—	—	8,795	—	300,771	300,771
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.93% (c)
1,309,604	7,565,863	8,558,281	—	—	32,252	—	317,186	317,186
2,164,754	7,565,863	9,112,660	—	—	41,047	—	617,957	617,957

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2024 amounted to $273,419, which is 0.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$83,401,883	$—	$—	$83,401,883
Other Investments	—	—	0	0
Short-Term Investments (a)	617,957	—	—	617,957
Total	$84,019,840	$—	$0	$84,019,840

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCV-PH3
R-080548-2 (1/25)